SCHEDULE OF DEPRECIATION AND AMORTIZATION RATE (Details)	12 Months Ended
Dec. 31, 2021
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization rate	20.00%
Computer software [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization rate	50.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization rate	55.00%